UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23611

James Alpha Funds Trust
(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Emile R. Molineaux
80 Arkay Drive, Suite 110, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	888-814-8180

Date of fiscal year end:	6/30

Date of reporting period:	6/30/26

Item 1. Reports to Stockholders.

(a)       Tailored Shareholder Report

Easterly Snow All Cap Value Fund

Class A (SNVAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Snow All Cap Value Fund for the period of July 1, 2025 to June 30, 2026 (except as otherwise disclosed herein). You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$152	1.42%

How did the Fund perform during the reporting period?

The Fund first began operations as the Olstein All Cap Value Fund (the “Predecessor Fund”), a series of Managed Portfolio Series. On June 26, 2026, the Predecessor Fund was reorganized into the Fund, a newly created series of James Alpha Funds Trust dba Easterly Funds Trust. Performance of the Predecessor Fund is not shown for period prior to June 26, 2026 because as part of the reorganization the Predecessor Fund changed its investment adviser to Easterly Investment Partners LLC (“EIP”). Given the limited period of performance shown during which EIP provided advisory services to the Fund for the period ended June 30, 2026, a discussion of key factors materially affecting the Fund’s performance during such period is not available. Such discussion will be included in future annual reports to shareholders.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Snow All Cap Value Fund	Bloomberg US 3000 Index	Bloomberg US 3000 Value (USD) TR	Russell 3000® Value Index
June 26, 2026	$9,424	$10,000	$10,000	$10,000
June 27, 2026	$9,424	$10,000	$10,000	$10,000
June 28, 2026	$9,424	$10,000	$10,000	$10,000
June 29, 2026	$9,388	$10,119	$10,006	$10,000
June 30, 2026	$9,355	$10,199	$9,966	$9,987

Average Annual Total Returns

Table Summary
Since Inception (June 26, 2026)
Easterly Snow All Cap Value Fund
Without Load	-0.73%
With Load	-6.45%
Bloomberg US 3000 Index	1.99%
Bloomberg US 3000 Value (USD) TR	-0.34%
Russell 3000® Value Index	-0.13%

Load Information: 5.75% is the maximum sales charge on purchase of A Shares.  The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  For the most recent month-end performance, visit https://funds.easterlyam.com/snow-all-cap-value-fund/ or call 888-814-8180.  The Fund first began operations as the Olstein All Cap Value Fund (the “Predecessor Fund”), a series of Managed Portfolio Series. On June 26, 2026 the Predecessor Fund was reorganized as a new portfolio of the Trust. Performance of the Predecessor Fund is not shown for period prior to June 26, 2026 because as part of the reorganization the Predecessor Fund changed its investment adviser to Easterly. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$462,107,294
Number of Portfolio Holdings	108
Advisory Fee (net of waivers)	$4,805,765
Portfolio Turnover	48%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.0%
Real Estate	1.8%
Energy	3.1%
Consumer Staples	3.6%
Materials	3.7%
Communications	5.2%
Consumer Discretionary	9.4%
Technology	9.5%
Health Care	15.6%
Financials	17.7%
Industrials	22.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Walt Disney Company (The)	2.1%
Ralliant Corporation	1.9%
Delta Air Lines, Inc.	1.7%
Sensata Technologies Holding PLC	1.7%
ABM Industries, Inc.	1.7%
UnitedHealth Group, Inc.	1.7%
Quest Diagnostics, Inc.	1.6%
General Dynamics Corporation	1.6%
Travelers Companies, Inc. (The)	1.5%
Zimmer Biomet Holdings, Inc.	1.5%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 29, 2026 or its next prospectus, which we expect to be available by November 1, 2026.The Fund's current prospectus is available at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.

On June 26, 2026, the Predecessor Fund, was reorganized into the newly created Easterly Snow All Cap Value Fund (the “Fund”), a series of the Trust, whereby the Fund acquired the assets and assumed the liabilities of the Predecessor Fund. As a result of the reorganization: (i) the Fund has the same primary investment objective of long-term capital appreciation as the Predecessor Fund; however, the Fund, unlike the Predecessor Fund, does not have a secondary objective of income pursued when suitable undervalued securities are not available; (ii) the advisory fee payable by the Fund is 0.75% of average daily net assets whereas the Predecessor Fund's effective advisory fee rate was 1.00% of the average daily net assets; (iii) the Fund has an expense limitation agreement in place whereby Easterly has contractually agreed to cap expenses for Class A at 1.20% (subject to certain exclusions) through at least December 31, 2027 and with the ability of Easterly to recoup fees pursuant to the terms of the expense limitation agreement, whereas the Predecessor Fund did not have an expense limitation agreement in place; (iv) the Fund has substantially similar principal investment strategies and principal risks as the Predecessor Fund, however, the Predecessor Fund limited investments in foreign securities to those traded in U.S. dollars whereas the Fund does not, and the Fund can also invest in preferred stocks; (v) the Predecessor Fund had a risk related to investments in the industrials sector, while the Fund does not currently anticipate its portfolio having a significant focus on investments in the industrials sector; and (vi) the investment adviser to the Fund is Easterly, whereas the investment adviser to the Predecessor Fund was Olstein Capital Management, L.P.

Easterly Snow All Cap Value Fund - Class A (SNVAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 063026-SNVAX

Easterly Snow All Cap Value Fund

Class C (SNVCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Snow All Cap Value Fund for the period of July 1, 2025 to June 30, 2026 (except as otherwise disclosed herein). You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$232	2.17%

How did the Fund perform during the reporting period?

The Fund first began operations as the Olstein All Cap Value Fund (the “Predecessor Fund”), a series of Managed Portfolio Series. On June 26, 2026, the Predecessor Fund was reorganized into the Fund, a newly created series of James Alpha Funds Trust dba Easterly Funds Trust. Performance of the Predecessor Fund is not shown for period prior to June 26, 2026 because as part of the reorganization the Predecessor Fund changed its investment adviser to Easterly Investment Partners LLC (“EIP”). Given the limited period of performance shown during which EIP provided advisory services to the Fund for the period ended June 30, 2026, a discussion of key factors materially affecting the Fund’s performance during such period is not available. Such discussion will be included in future annual reports to shareholders.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Snow All Cap Value Fund	Bloomberg US 3000 Index	Bloomberg US 3000 Value (USD) TR	Russell 3000® Value Index
June 26, 2026	$9,423	$10,000	$10,000	$10,000
June 27, 2026	$9,423	$10,000	$10,000	$10,000
June 28, 2026	$9,423	$10,000	$10,000	$10,000
June 29, 2026	$9,383	$10,119	$10,006	$10,000
June 30, 2026	$9,354	$10,199	$9,966	$9,987

Average Annual Total Returns

Table Summary
Since Inception (June 26, 2026)
Easterly Snow All Cap Value Fund	-0.73%
Bloomberg US 3000 Index	1.99%
Bloomberg US 3000 Value (USD) TR	-0.34%
Russell 3000® Value Index	-0.13%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  For the most recent month-end performance, visit https://funds.easterlyam.com/snow-all-cap-value-fund/ or call 888-814-8180.  The Fund first began operations as the Olstein All Cap Value Fund (the “Predecessor Fund”), a series of Managed Portfolio Series. On June 26, 2026 the Predecessor Fund was reorganized as a new portfolio of the Trust. Performance of the Predecessor Fund is not shown for period prior to June 26, 2026 because as part of the reorganization the Predecessor Fund changed its investment adviser to Easterly. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$462,107,294
Number of Portfolio Holdings	108
Advisory Fee (net of waivers)	$4,805,765
Portfolio Turnover	48%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.0%
Real Estate	1.8%
Energy	3.1%
Consumer Staples	3.6%
Materials	3.7%
Communications	5.2%
Consumer Discretionary	9.4%
Technology	9.5%
Health Care	15.6%
Financials	17.7%
Industrials	22.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Walt Disney Company (The)	2.1%
Ralliant Corporation	1.9%
Delta Air Lines, Inc.	1.7%
Sensata Technologies Holding PLC	1.7%
ABM Industries, Inc.	1.7%
UnitedHealth Group, Inc.	1.7%
Quest Diagnostics, Inc.	1.6%
General Dynamics Corporation	1.6%
Travelers Companies, Inc. (The)	1.5%
Zimmer Biomet Holdings, Inc.	1.5%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 29, 2026 or its next prospectus, which we expect to be available by November 1, 2026.The Fund's current prospectus is available at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.

On June 26, 2026, the Predecessor Fund, was reorganized into the newly created Easterly Snow All Cap Value Fund (the “Fund”), a series of the Trust, whereby the Fund acquired the assets and assumed the liabilities of the Predecessor Fund. As a result of the reorganization: (i) the Fund has the same primary investment objective of long-term capital appreciation as the Predecessor Fund; however, the Fund, unlike the Predecessor Fund, does not have a secondary objective of income pursued when suitable undervalued securities are not available; (ii) the advisory fee payable by the Fund is 0.75% of average daily net assets whereas the Predecessor Fund's effective advisory fee rate was 1.00% of the average daily net assets; (iii) the Fund has an expense limitation agreement in place whereby Easterly has contractually agreed to cap expenses for Class C at 1.95% (subject to certain exclusions) through at least December 31, 2027 and with the ability of Easterly to recoup fees pursuant to the terms of the expense limitation agreement, whereas the Predecessor Fund did not have an expense limitation agreement in place; (iv) the Fund has substantially similar principal investment strategies and principal risks as the Predecessor Fund, however, the Predecessor Fund limited investments in foreign securities to those traded in U.S. dollars whereas the Fund does not, and the Fund can also invest in preferred stocks; (v) the Predecessor Fund had a risk related to investments in the industrials sector, while the Fund does not currently anticipate its portfolio having a significant focus on investments in the industrials sector; and (vi) the investment adviser to the Fund is Easterly, whereas the investment adviser to the Predecessor Fund was Olstein Capital Management, L.P.

Easterly Snow All Cap Value Fund - Class C (SNVCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 063026-SNVCX

Easterly Snow All Cap Value Fund

Class I (SNVIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Easterly Snow All Cap Value Fund for the period of July 1, 2025 to June 30, 2026 (except as otherwise disclosed herein). You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$126	1.17%

How did the Fund perform during the reporting period?

The Fund first began operations as the Olstein All Cap Value Fund (the “Predecessor Fund”), a series of Managed Portfolio Series. On June 26, 2026, the Predecessor Fund was reorganized into the Fund, a newly created series of James Alpha Funds Trust dba Easterly Funds Trust. Performance of the Predecessor Fund is not shown for period prior to June 26, 2026 because as part of the reorganization the Predecessor Fund changed its investment adviser to Easterly Investment Partners LLC (“EIP”). Given the limited period of performance shown during which EIP provided advisory services to the Fund for the period ended June 30, 2026, a discussion of key factors materially affecting the Fund’s performance during such period is not available. Such discussion will be included in future annual reports to shareholders.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $100,000 Investment

Table Summary
	Easterly Snow All Cap Value Fund	Bloomberg US 3000 Index	Bloomberg US 3000 Value (USD) TR	Russell 3000® Value Index
June 26, 2026	$94,261	$100,000	$100,000	$100,000
June 27, 2026	$94,261	$100,000	$100,000	$100,000
June 28, 2026	$94,229	$100,000	$100,000	$100,000
June 29, 2026	$93,908	$101,195	$100,055	$99,996
June 30, 2026	$93,556	$101,991	$99,656	$99,865

Average Annual Total Returns

Table Summary
Since Inception (June 26, 2026)
Easterly Snow All Cap Value Fund	-0.75%
Bloomberg US 3000 Index	1.99%
Bloomberg US 3000 Value (USD) TR	-0.34%
Russell 3000® Value Index	-0.13%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  For the most recent month-end performance, visit https://funds.easterlyam.com/snow-all-cap-value-fund/ or call 888-814-8180.  The Fund first began operations as the Olstein All Cap Value Fund (the “Predecessor Fund”), a series of Managed Portfolio Series. On June 26, 2026 the Predecessor Fund was reorganized as a new portfolio of the Trust. Performance of the Predecessor Fund is not shown for period prior to June 26, 2026 because as part of the reorganization the Predecessor Fund changed its investment adviser to Easterly.  Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$462,107,294
Number of Portfolio Holdings	108
Advisory Fee (net of waivers)	$4,805,765
Portfolio Turnover	48%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.0%
Real Estate	1.8%
Energy	3.1%
Consumer Staples	3.6%
Materials	3.7%
Communications	5.2%
Consumer Discretionary	9.4%
Technology	9.5%
Health Care	15.6%
Financials	17.7%
Industrials	22.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Walt Disney Company (The)	2.1%
Ralliant Corporation	1.9%
Delta Air Lines, Inc.	1.7%
Sensata Technologies Holding PLC	1.7%
ABM Industries, Inc.	1.7%
UnitedHealth Group, Inc.	1.7%
Quest Diagnostics, Inc.	1.6%
General Dynamics Corporation	1.6%
Travelers Companies, Inc. (The)	1.5%
Zimmer Biomet Holdings, Inc.	1.5%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 29, 2026 or its next prospectus, which we expect to be available by November 1, 2026.The Fund's current prospectus is available at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.

On June 26, 2026, the Predecessor Fund, was reorganized into the newly created Easterly Snow All Cap Value Fund (the “Fund”), a series of the Trust, whereby the Fund acquired the assets and assumed the liabilities of the Predecessor Fund. As a result of the reorganization: (i) the Fund has the same primary investment objective of long-term capital appreciation as the Predecessor Fund; however, the Fund, unlike the Predecessor Fund, does not have a secondary objective of income pursued when suitable undervalued securities are not available; (ii) the advisory fee payable by the Fund is 0.75% of average daily net assets whereas the Predecessor Fund's effective advisory fee rate was 1.00% of the average daily net assets; (iii) the Fund has an expense limitation agreement in place whereby Easterly has contractually agreed to cap expenses for Class I at 0.95% (subject to certain exclusions) through at least December 31, 2027 and with the ability of Easterly to recoup fees pursuant to the terms of the expense limitation agreement, whereas the Predecessor Fund did not have an expense limitation agreement in place; (iv) the Fund has substantially similar principal investment strategies and principal risks as the Predecessor Fund, however, the Predecessor Fund limited investments in foreign securities to those traded in U.S. dollars whereas the Fund does not, and the Fund can also invest in preferred stocks; (v) the Predecessor Fund had a risk related to investments in the industrials sector, while the Fund does not currently anticipate its portfolio having a significant focus on investments in the industrials sector; and (vi) the investment adviser to the Fund is Easterly, whereas the investment adviser to the Predecessor Fund was Olstein Capital Management, L.P.

Easterly Snow All Cap Value Fund - Class I (SNVIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 063026-SNVIX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s board of trustees has determined that Neil Medugno is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Medugno is independent for purposes of this Item 3.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

June 30, 2026	$18,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

June 30, 2026	$3,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended June 30, 2026.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal year ended June 30, 2026 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION
JUNE 30, 2026

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO
HAVE RECEIVED A COPY OF THE PROSPECTUS.

EASTERLY SNOW ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 92.0%
	ADVERTISING & MARKETING - 0.7%
47,200	Omnicom Group, Inc.	$3,437,576

	AEROSPACE & DEFENSE - 3.6%
20,500	General Dynamics Corporation	7,261,920
13,000	Honeywell Aerospace, Inc.(a)	2,874,040
8,100	L3Harris Technologies, Inc.	2,353,779
3,700	Lockheed Martin Corporation, Class B	1,885,002
11,500	RTX Corporation	2,181,895
		16,556,636
	APPAREL & TEXTILE PRODUCTS - 0.4%
45,200	NIKE, Inc., Class B	1,855,460

	ASSET MANAGEMENT - 0.4%
67,200	Invesco Ltd.	1,773,408

	AUTOMOTIVE - 2.1%
31,600	Aptiv plc(a)	1,939,608
44,000	General Motors Company	3,391,520
41,119	Visteon Corporation	4,079,417
		9,410,545
	BANKING - 9.6%
86,442	Bank of America Corporation	4,925,465
31,244	Citigroup, Inc.	4,372,910
75,200	Citizens Financial Group, Inc.	5,269,264
139,681	Columbia Banking System, Inc.	4,476,776
113,000	Fifth Third Bancorp	6,369,810
101,957	FNB Corp	1,945,340
15,145	JPMorgan Chase & Company	4,957,413
110,000	US Bancorp	6,644,000
66,000	Wells Fargo & Company	5,454,240
		44,415,218
	BEVERAGES - 1.2%
30,000	Constellation Brands, Inc., Class A	4,172,700

See accompanying notes to financial statements.

EASTERLY SNOW ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	BEVERAGES - 1.2% (Continued)
10,400	PepsiCo, Inc.	$1,408,160
		5,580,860
	BIOTECH & PHARMA - 2.6%
67,859	BioMarin Pharmaceutical, Inc.(a)	3,882,892
24,500	Johnson & Johnson	6,222,265
45,373	Sanofi - ADR	1,935,612
		12,040,769
	CHEMICALS - 1.5%
22,400	Corteva, Inc.	1,897,056
45,200	International Flavors & Fragrances, Inc.	3,580,744
17,200	Solstice Advanced Materials, Inc.	1,523,920
		7,001,720
	COMMERCIAL SUPPORT SERVICES - 3.1%
174,000	ABM Industries, Inc.	7,697,760
100,650	Korn Ferry	6,701,277
		14,399,037
	DIVERSIFIED INDUSTRIALS - 1.1%
23,000	Dover Corporation	5,158,440

	E-COMMERCE DISCRETIONARY - 0.9%
18,000	Amazon.com, Inc.(a)	4,290,120

	ELECTRICAL EQUIPMENT - 6.1%
88,000	Fortive Corporation	5,375,920
13,000	Honeywell International, Inc.	2,910,700
121,440	Ralliant Corporation	8,941,627
165,702	Sensata Technologies Holding PLC	7,910,613
95,305	Vontier Corporation	2,763,845
		27,902,705
	ENTERTAINMENT CONTENT - 2.1%
102,000	Walt Disney Company	9,817,500

	HEALTH CARE FACILITIES & SERVICES - 6.5%
77,671	Centene Corporation(a)	4,985,701

See accompanying notes to financial statements.

EASTERLY SNOW ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 6.5% (Continued)
17,600	CVS Health Corporation	$1,820,720
7,149	Elevance Health, Inc.	2,764,733
30,800	Henry Schein, Inc.(a)	2,572,416
94,646	Progyny, Inc.(a)	2,728,644
35,800	Quest Diagnostics, Inc.	7,587,810
18,500	UnitedHealth Group, Inc.	7,689,156
		30,149,180
	HOME CONSTRUCTION - 1.7%
16,657	Meritage Homes Corporation	1,396,689
54,200	Mohawk Industries, Inc.(a)	6,576,086
		7,972,775
	HOUSEHOLD PRODUCTS - 0.7%
122,001	Reynolds Consumer Products, Inc.	3,275,727

	INDUSTRIAL SUPPORT SERVICES - 0.8%
11,150	WESCO International, Inc.	3,851,544

	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
1,100	Goldman Sachs Group, Inc.	1,112,507
38,400	Nasdaq, Inc.	3,026,688
		4,139,195
	INSURANCE - 6.8%
11,000	Berkshire Hathaway, Inc., Class B(a)	5,504,290
19,000	Chubb Ltd.	6,474,060
47,145	Jackson Financial, Inc.	4,827,177
58,555	MetLife, Inc.	4,954,339
21,000	Travelers Companies, Inc.	6,932,519
10,000	Willis Towers Watson PLC	2,613,700
		31,306,085
	INTERNET MEDIA & SERVICES - 2.4%
7,500	Alphabet, Inc., Class C	2,649,975
134,619	Lyft, Inc., Class A(a)	1,966,784
7,900	Meta Platforms, Inc., Class A	4,449,991

See accompanying notes to financial statements.

EASTERLY SNOW ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	INTERNET MEDIA & SERVICES - 2.4% (Continued)
21,200	Uber Technologies, Inc.(a)	$1,529,792
		10,596,542
	LEISURE FACILITIES & SERVICES - 1.9%
23,328	Brinker International, Inc.(a)	3,919,104
131,610	Dine Brands Global, Inc.	4,724,799
		8,643,903
	MACHINERY - 3.4%
14,103	Astec Industries, Inc.	862,963
61,740	Flowserve Corporation	4,578,638
12,620	Middleby Corporation(a)	2,170,766
55,000	Stanley Black & Decker, Inc.	5,176,600
42,936	Terex Corporation	3,108,137
		15,897,104
	MEDICAL EQUIPMENT & DEVICES - 6.5%
513,603	Avantor, Inc.(a)	5,084,670
179,600	Baxter International, Inc.	3,829,072
19,200	Becton Dickinson and Company	2,905,536
73,000	Medtronic PLC	5,710,790
4,000	Thermo Fisher Scientific, Inc.	2,005,440
10,000	Waters Corporation(a)	3,750,400
79,440	Zimmer Biomet Holdings, Inc.	6,838,989
		30,124,897
	OIL & GAS PRODUCERS - 1.9%
37,233	ConocoPhillips	3,870,743
37,957	Delek US Holdings, Inc.	1,928,595
83,236	Range Resources Corporation	3,095,547
		8,894,885
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
120,500	SLB Ltd.	5,602,045

	REAL ESTATE SERVICES - 1.8%
46,000	CBRE Group, Inc., Class A(a)	6,195,740
6,820	Jones Lang LaSalle, Inc.(a)	2,113,859
		8,309,599

See accompanying notes to financial statements.

EASTERLY SNOW ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	RETAIL - CONSUMER STAPLES - 1.3%
43,414	Target Corporation	$5,670,302

	RETAIL - DISCRETIONARY - 1.8%
44,308	Abercrombie & Fitch Company, Class A(a)	3,988,163
39,520	Lululemon Athletica, Inc.(a)	4,512,394
		8,500,557
	SEMICONDUCTORS - 2.2%
8,000	Kulicke & Soffa Industries, Inc.	1,070,080
40,000	ON Semiconductor Corporation(a)	3,781,600
61,517	Photronics, Inc.(a)	2,001,148
11,000	Texas Instruments, Inc.	3,278,770
		10,131,598
	SOFTWARE - 3.2%
7,400	Adobe, Inc.(a)	1,517,148
16,700	Microsoft Corporation	6,229,434
201,912	Open Text Corporation	4,472,351
43,200	SS&C Technologies Holdings, Inc.	2,680,560
		14,899,493
	STEEL - 2.2%
535,383	Cleveland-Cliffs, Inc.(a)	5,027,246
77,937	Commercial Metals Company	4,890,547
		9,917,793
	TECHNOLOGY HARDWARE - 1.8%
13,000	Apple, Inc.	3,761,680
39,694	Cisco Systems, Inc.	4,662,457
		8,424,137
	TECHNOLOGY SERVICES - 2.3%
26,400	Booz Allen Hamilton Holding Corporation	1,601,688
14,400	Equifax, Inc.	2,285,568
72,400	Fidelity National Information Services, Inc.	2,814,912
5,400	S&P Global, Inc.	2,199,204
4,700	Visa, Inc., Class A	1,612,523
		10,513,895

See accompanying notes to financial statements.

EASTERLY SNOW ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	TRANSPORTATION & LOGISTICS - 4.3%
85,500	Delta Air Lines, Inc.	$8,007,929
12,500	FedEx Corporation	3,914,125
2,500	Fedex Freight Holding Company, Inc.(a)	377,500
33,600	Southwest Airlines Company	1,727,712
52,000	United Parcel Service, Inc., Class B	5,590,000
		19,617,266
	WHOLESALE - CONSUMER STAPLES - 0.4%
24,000	Sysco Corporation	2,005,920

	WHOLESALE - DISCRETIONARY - 0.6%
107,880	LKQ Corporation	2,840,480

	TOTAL COMMON STOCKS (Cost $344,752,057)	424,924,917

	TOTAL INVESTMENTS - 92.0% (Cost $344,752,057)	$424,924,917
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.0%	37,182,377
	NET ASSETS - 100.0%	$462,107,294

(a)	Non-income producing security.

See accompanying notes to financial statements.

EASTERLY SNOW ALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

Assets:
Total Investments, at cost	$344,752,057
Total Investments, at value	424,924,917
Cash	31,248,280
Interest and dividends receivable	661,774
Receivable for securities sold	73,793,500
Prepaid expenses and other assets	592
Total Assets	530,629,063

Liabilities:
Payable for securities purchased	68,161,979
Payable to manager	38,239
Payable for distribution (12b-1) fees	58,786
Payable for fund shares redeemed	143,237
Administration fees payable	39,894
Trustee fees payable	9,169
Accrued expenses and other liabilities	70,465
Total Liabilities	68,521,769

Net Assets	$462,107,294

Net Assets:
Paid in capital	345,138,772
Accumulated Gain	116,968,522
Net Assets	$462,107,294

Net Asset Value Per Share
Class A
Net Assets	$257,285,079
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,952,855
Net asset value, redemption price per share	$28.74
Offering price per share (a) (maximum sales charge of 5.75%)	$30.49

Class C
Net Assets	$6,886,651
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	363,274
Net asset value, offering price per share (b)	$18.96

Class I
Net Assets	$197,935,564
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	6,782,507
Net asset value, redemption price and offering price per share	$29.18

(a)	Class A shares that are purchased at NAV in amounts of $500,000 or more may be assessed a 1.00% CDSC, if they are redeemed within eighteen months from the date of purchase.

(b)	Redemption price per C shares varies based on length of time shares are held

See accompanying notes to financial statements.

EASTERLY SNOW ALL CAP VALUE FUND
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2026

Investment Income:
Dividend income	$8,269,015
Interest income	1,086,268
Securities lending income (net of fees)	39,700
Total Investment Income	9,394,983

Operating Expenses:
Management fees	4,805,765
Distribution (12b-1) fees
Class A Shares	657,829
Class C Shares	115,447
Administration fees	221,103
Transfer Agent	202,349
Shareholder servicing fees	160,370
Registration fees	60,840
Custodian fees	33,391
Audit fees	23,369
Fund Accounting	22,782
Trustees’ fees	22,203
Printing and postage expense	19,010
Compliance officer fees	12,670
Legal fees	10,549
Insurance expense	9,622
Miscellaneous expenses	46,904
Total Operating Expenses	6,424,203

Net Investment Income	2,970,780

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from:
Investments	45,031,733
Net realized gain	45,031,733

Net change in unrealized appreciation on:
Investments	18,431,333
Net change in unrealized appreciation	18,431,333

Net Realized and Unrealized Gain on Investments	63,463,066

Net Increase in Net Assets Resulting From Operations	$66,433,846

See accompanying notes to financial statements.

EASTERLY SNOW ALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
Operations:
Net investment income	$2,970,780	$4,439,747
Net realized gain on investments	45,031,733	38,076,935
Net change in unrealized appreciation (depreciation) on investments	18,431,333	(6,324,857)
Net increase in net assets resulting from operations	66,433,846	36,191,825

Distributions to Shareholders:
Total Distributions Paid:
Class I *	(12,595,000)	(18,867,294)
Class A	(15,466,348)	(21,535,241)
Class C	(872,721)	(2,155,968)
Total Dividends and Distributions to Shareholders	(28,934,069)	(42,558,503)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class I *	6,462,560	3,296,190
Class A	9,895,336	5,337,698
Class C	237,476	336,305
Reinvestment of dividends and distributions
Class I *	12,083,154	18,379,123
Class A	13,841,000	18,571,020
Class C	845,591	2,095,493
Cost of shares redeemed
Class I *	(53,536,284)	(35,040,652)
Class A	(52,197,280)	(30,312,993)
Class C	(12,651,751)	(8,548,752)

Net decrease in net assets from share transactions of beneficial interest	(75,020,198)	(25,886,568)

Total Decrease in Net Assets	(37,520,421)	(32,253,246)

Net Assets:
Beginning of year	499,627,715	531,880,961
End of year	$462,107,294	$499,627,715

Share Activity
Shares sold
Class I *	232,277	120,163
Class A	354,867	197,396
Class C	12,880	17,876
Shares Reinvested
Class I *	450,864	657,101
Class A	523,685	671,889
Class C	48,292	111,049
Shares Redeemed
Class I *	(1,931,859)	(1,281,596)
Class A	(1,890,036)	(1,108,037)
Class C	(678,393)	(451,914)
Net decrease in shares of beneficial interest	(2,877,423)	(1,066,073)

*	Effective 06/26/26 Advisor Class was changed to Class I

See accompanying notes to financial statements.

Easterly Snow All Cap Value Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	CLASS A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$26.62	$26.92	$25.57	$25.11	$34.32
Income (Loss) from Investment Operations:
Net investment income (1)	0.15	0.21	0.25	0.18	0.01
Net realized and unrealized gain (loss)	3.63	1.69	1.32	2.04	(4.77)
Total from investment operations	3.78	1.90	1.57	2.22	(4.76)
Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.23)	(0.22)	—	—
Distributions from realized gains	(1.41)	(1.97)	—	(1.76)	(4.45)
Total dividends and distributions	(1.66)	(2.20)	(0.22)	(1.76)	(4.45)
Net Asset Value, End of Year	$28.74	$26.62	$26.92	$25.57	$25.11
Total Return*	14.74%	6.75%	6.23%	9.30%	(15.99)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$257,285	$265,238	$274,620	$298,532	$293,747
Ratio of net operating expenses to average net assets	1.42%	1.40%	1.42%	1.41%	1.42%
Ratio of net investment income to average net assets	0.53%	0.76%	0.98%	0.71%	0.03%
Portfolio Turnover Rate	48%	38%	27%	32%	43%

	CLASS C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$18.10	$18.92	$17.97	$18.29	$26.38
Income (Loss) from Investment Operations:
Net investment income (loss)(1)	(0.04)	0.00 (2)	0.04	(0.01)	(0.18)
Net realized and unrealized gain (loss)	2.43	1.21	0.93	1.45	(3.46)
Total from investment operations	2.39	1.21	0.97	1.44	(3.64)
Dividends and Distributions:
Dividends from net investment income	(0.12)	(0.06)	(0.02)	—	—
Distributions from realized gains	(1.41)	(1.97)	—	(1.76)	(4.45)
Total dividends and distributions	(1.53)	(2.03)	(0.02)	(1.76)	(4.45)
Net Asset Value, End of Year	$18.96	$18.10	$18.92	$17.97	$18.29
Total Return*	13.90%	5.98%	5.43%	8.46%	(16.62)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$6,887	$17,748	$24,668	$34,328	$40,368
Ratio of net operating expenses to average net assets	2.17%	2.17%	2.17%	2.16%	2.15%
Ratio of net investment income (loss) to average net assets	(0.24)%	0.01%	0.23%	(0.04)%	(0.70)%
Portfolio Turnover Rate	48%	38%	27%	32%	43%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Amount represents less than $0.005 per share.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

Easterly Snow All Cap Value Fund
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Class I (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$26.97	$27.25	$25.92	$25.37	$34.54
Income (Loss) from Investment Operations:
Net investment income (2)	0.22	0.28	0.32	0.24	0.09
Net realized and unrealized gain (loss)	3.68	1.71	1.33	2.07	(4.81)
Total from investment operations	3.90	1.99	1.65	2.31	(4.72)
Dividends and Distributions:
Dividends from net investment income	(0.28)	(0.30)	(0.32)	—	—
Distributions from realized gains	(1.41)	(1.97)	—	(1.76)	(4.45)
Total dividends and distributions	(1.69)	(2.27)	(0.32)	(1.76)	(4.45)
Net Asset Value, End of Year	$29.18	$26.97	$27.25	$25.92	$25.37
Total Return *	15.02%	7.05%	6.48%	9.57%	(15.76)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$197,936	$216,642	$232,593	$269,031	$262,284
Ratio of net operating expenses to average net assets	1.17%	1.17%	1.17%	1.16%	1.16%
Ratio of net investment income to average net assets	0.78%	1.01%	1.23%	0.96%	0.29%
Portfolio Turnover Rate	48%	38%	27%	32%	43%

(1)	Effective 06/26/26 Advisor Class was changed to Class I

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

EASTERLY SNOW ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended June 30, 2026

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Easterly Snow All Cap Value Fund (the “Fund”) is a series of shares of beneficial interest of the James Alpha Funds Trust (the “Trust”) a Delaware Statutory Trust organized in 2020. The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a diversified open-end management investment company. The primary investment objective of the Fund is to seek long-term capital appreciation. The Trust consists of seven series.

The Olstein All Cap Value Fund (the “Predecessor Fund”) was reorganized on June 26, 2026, from a series of The Managed Portfolio Series Trust, a Delaware statutory trust, to a series of the Trust, into the Easterly Snow All Cap Value Fund. As a series of the Trust, the Advisor Class, Class A and Class C for the Predecessor Fund converted to Class I, Class A and Class C of the Fund. The details of this re-organization are shown below.

At the close of business on June 26, 2026

	Olstein All Cap Value Fund	Easterly All Cap Value Fund	NAVs
Net Assets Advisor/Net Assets Class I	199,414,691	199,414,691	29.40
Net Assets Class A	259,084,642	259,084,642	28.95
Net Assets Class C	7,213,194	7,213,194	19.10

Shares Redeemed Advisor Shares/Received Class I	6,783,630	6,783,630
Shares Redeemed/ Received Class A	8,949,839	8,949,839
Shares Redeemed/ Received Class C	377,702	377,702

Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, transfer agent and fund accounting agent. Prior to the close of business June 26, 2026, US Bancorp Fund Services LLC doing Business as U.S. Bank Global Fund Services served the Fund as administrator, transfer agent, fund accounting agent and U.S. Bank N.A was the Fund’s custodian.

Currently, the Fund offers Class I, Class A and Class C shares. Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) . The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Operating Segments- An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Effective June 30, 2026, the Fund changed its fiscal year and tax year end from June 30 to August 30 for operational efficiencies

EASTERLY SNOW ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended June 30, 2026 (Continued)

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security.

The Fund utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026, for the Funds’ assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$424,924,917	$—	$—	$424,924,917
Total	$424,924,917	$—	$—	$424,924,917

It is the Funds’ policy to recognize transfers into and out of Levels at the end of the reporting period.

*	Refer to the Schedules of Investments for industry or category classifications.

(b) Federal Income Tax

It is Funds’ policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

EASTERLY SNOW ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended June 30, 2026 (Continued)

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2023-2025 return and expected to be taken in the Funds’ 2026 return and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund make significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended June 30, 2026, the Fund did not incur any interest or penalties.

The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds on an equal basis or another reasonable basis.

(f) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(g) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment and Market Risk - An investment in the Fund is subject to investment risk, including the possible loss of the entire amount invested. The value of securities held by the Fund may move up or down due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers,

EASTERLY SNOW ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended June 30, 2026 (Continued)

exchange, country or group of countries, region, market, industry or group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, supply chain disruptions, trade disputes, economic sanctions, imposition of tariffs, elevated levels of government debt, recessions, a government shutdown, conflicts and social unrest) could have significant impacts on issuers, industries, governments and other systems, including the financial markets. Economies and financial markets are increasingly interconnected, and events that once had only local impact are now more likely to have regional or even global effects and adversely impact issuers in other countries, regions or markets. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Investment Partners LLC (the “Adviser”) acts as investment manager for the Fund pursuant to the terms of a Management Agreement with the Trust, on behalf of the Fund (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Funds’ respective investment policies and restrictions. The Adviser serves the Fund in a supervision capacity with responsibility to monitor the performance of the Funds’ outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to the Fund. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. Prior to the close of business on June 26, 2026, Olstein Capital Management, L.P. (“Olstein”) was the investment advisor for the Predecessor Fund. The Predecessor Fund paid Olstein a monthly management fee of 1.00% of the Predecessor Fund’s average daily net assets up to $1 billion, 0.95% of the Predecessor Fund’s average daily net assets on the next $500 million, 0.90% of the Predecessor Fund’s average daily net assets on the next $500 million, 0.85% of the Predecessors Fund’s average daily net assets on the next $500 million, 0.80% of the Predecessors Fund’s average daily net assets on the next $500 million, and 0.75% of the Predecessor Fund’s average daily net assets in excess of $3 billion. The Adviser and Olstein received $38,239 and $4,767,526 respectively, in management fees during the year.

(b) Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Class C, and Class I do not exceed 1.20%, 1.95% and 0.95%, respectively. The expense limitation agreement for Class A, Class C and Class I shares will be in effect through December 31, 2027. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years from the date on which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. Prior to June 26, 2026, the Predecessor Fund did not have an expense limitation.

(c) Easterly Securities LLC (the “Distributor”) is the Trust’s Distributor and is an affiliate of the Advisor. The Trust with respect to the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A shares, Class C shares and Advisor Class of Shares of the Fund. The Plan provides that the Fund will pay the Distributor and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rates of the average daily net assets. The Fund incurred expenses of $7,091 and $790 for Class A and Class C respectively. Prior to June 26, 2026, Quasar Distributors, LLC was the distributor for the Predecessor Fund. The Predecessor Fund incurred expenses of $650,738 and $114,657 for Class A and Class C respectively.

(d) Ultimus Fund Solutions, LLC (“UFS”), provides administrative, fund accounting and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses and received $1,846 in fees from the Fund. Prior to the closed of business on June 26, 2026, U.S. Bancorp Fund Services, LLC, doing business as US Bancorp Fund Services LLC, acts as the Administrator, Transfer Agent, and Fund Accountant for the Predecessor Fund and received $315,092 in fees from the Fund.

EASTERLY SNOW ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended June 30, 2026 (Continued)

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS received $318 in fees from the Fund. Prior to the closed of business on June 26, 2026 for the Predecessor Fund the Chief Compliance Officer were employees of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services received $12,352 in fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant received $0 fees from the Fund.

Certain employees of UFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2026, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Fund amounted to $218,685,290 and $339,782,104, respectively, for the Fund.

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2026, were as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)
$344,754,437	$88,230,785	$(8,060,305)	$80,170,480

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the periods ended June 30, 2026 and June 30, 2025 was as follows:

	June 30, 2026	June 30, 2025
Ordinary Income	$4,439,915	$4,816,003
Long-Term Capital Gain	24,494,154	37,742,500
	$28,934,069	$42,558,503

As of June 30, 2026, the components of distributable earnings on a tax basis were as follows:

Tax-exempt	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$2,970,612	$33,827,430	$—	$—	$—	$—	$80,170,480	$116,968,522

The difference between book basis and tax basis accumulated net realized gains and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

During the fiscal year ended June 30, 2026, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to use of tax equalization credits resulted in reclassifications for the Fund for the fiscal year ended June 30, 2026 as follows:

Distributable
Paid in Capital	Earnings
$5,437,774	$(5,437,774)

EASTERLY SNOW ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended June 30, 2026 (Continued)

6.	SECURITIES LENDING

Prior to June 26, 2026, the Predecessor Fund had a securities lending agreement. Following the terms of a securities lending agreement with U.S. Bank N.A., the Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.

The Fund received cash as collateral in return for securities lent as part of the securities lending program. The collateral was invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Fund managed credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provided the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. The net income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Fund’s Statements of Operations. Securities lending income, as disclosed in the Fund’s Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the U.S. Bank N.A. as lending agent. Effective at the close of business June 26, 2026, the Fund terminated its securities lending agreement.

7.	LINE OF CREDIT

The Predecessor Fund established an unsecured Line of Credit (“LOC”) in the amount of $50,000,000, or 33.33% of the fair value of the Fund’s unencumbered assets, whichever was less. This LOC was intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the U.S. Bank N.A. Interest is charged at the prime rate which was 6.75% as of June 26, 2026, the date the LOC was terminated. The interest rate during the period was between 6.75 and 7.50%. The Fund had authorized U.S. Bank N.A. to charge the Fund’s account for missed payments. For the year ended June 30, 2026, the Predecessor Fund did not have any borrowings under the LOC.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of James Alpha Funds Trust d/b/a Easterly

Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Easterly Snow All Cap Value Fund (formerly The Olstein All Cap Value Fund) (the “Fund”), a series of James Alpha Funds Trust d/b/a Easterly Funds Trust, including the schedule of investments, as of June 30, 2026, the related statement of operations, the statements of changes in net assets, financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The statements of changes in net asset for the year ended June 30, 2025, and the financial highlights for each of the four years in the period ended June 30, 2025, have been audited by other auditors, whose report dated August 27, 2025 expressed unqualified opinion on such statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 27, 2026

EASTERLY SNOW ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

Effective June 26, 2026, the Olstein All Cap Value Fund (the “Predecessor Funds”) reorganized into Easterly Snow All Cap Value Fund (the “Fund”), a newly created series of the James Alpha Funds Trust dba Easterly Funds Trust (the “Trust”) (the “Reorganization”). Cohen & Company LTD (“Cohen”), served as independent registered public accounting firm to the Predecessor Funds, and prepared audit reports for the Predecessor Funds for the fiscal year ended June 30, 2025.

At a meeting of the Audit Committee and Board of Trustees of the Trust held on February 3, 2026, the Audit Committee and the Board of Trustees engaged Tait Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Funds for the Funds’ first fiscal period ending June 30, 2026.

The report of Cohen on the financial statements of the Predecessor Fund for the fiscal year ended June 30, 2025, did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the Predecessor Funds’ fiscal year ended June 30, 2025 and through June 26, 2026 (1) there were no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to Cohen’s satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their report on the Predecessor Funds’ financial statements for such period and (2) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the Predecessor Funds’ fiscal year ended June 30, 2025 and through June 26, 2026, neither the Predecessor Funds nor anyone on behalf of the Predecessor Funds consulted Tait on items that: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Predecessor Fund’s; or (2) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period covered by this report.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations within the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

On February 3, 2026, the Board of Trustees (the “Board”) of James Alpha Funds Trust dba Easterly Funds Trust (the “Trust”), a Delaware statutory trust, met to consider, among other things, the approval of the investment management agreement between the Trust, on behalf of the Easterly Snow All Cap Value Fund (“All Cap Fund” or the “Fund”), and Easterly Investment Partners LLC (“Easterly”) (the “Investment Management Agreement”).

In the course of consideration of the approval of the Investment Management Agreement, the trustees that are not “interested persons” of the Trust (as defined in the Investment Company Act of 1940, as amended) (“Independent Trustees”) received materials discussing the legal standards applicable to their consideration of the Investment Management Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of Easterly.

EASTERLY SNOW ALL CAP VAUE FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

In considering the approval of the Investment Management Agreement and reaching their conclusion with respect to the Investment Management Agreement, the Board took note of relevant judicial precedent that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to the Fund; (ii) information comparing the investment performance, advisory fees and operating expense ratio of the Fund to other funds; (iii) information about profits to be realized by Easterly and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors.

As part of the contract approval process, the Board reviewed and considered information provided in response to a detailed request for information submitted to management by the Independent Trustees and received a presentation from Easterly. The Board also took into account information provided to the Board throughout the year in considering whether to approve the Investment Management Agreement. The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any issues raised by Easterly’s presentation. After evaluating the factors discussed below, among others, the Board approved the Investment Management Agreement and determined that the compensation payable thereunder by the Fund to Easterly is fair and reasonable.

Nature, Extent and Quality of Services. In considering the approval of the Investment Management Agreement with Easterly, the Board considered the nature, extent and quality of services that Easterly proposed to provide to the Fund, including Easterly’s personnel and resources. The Board reviewed the services Easterly proposed to provide in serving as investment adviser, including the background of the portfolio manager proposed to serve as portfolio manager to the Fund. The Board noted that the Investment Management Agreement is substantively similar to the form of investment management agreement for the other series of the Trust. The Board also noted that there were no anticipated changes to material practices, policies, or systems used for the other series of the Trust advised by Easterly. The Board concluded that the services Easterly proposed to provide to the Fund are satisfactory.

Performance. The Board noted that the Fund had not yet commenced operations and therefore had no performance history. The Board further noted that management anticipated that the Fund will be managed in a similar manner to Easterly Snow All Cap Value Composite separately managed account (the “Composite”). The Board reviewed performance information that Easterly provided for the Composite compared to a benchmark index (the “Benchmark Index”) for the one-, three-, five-, ten-year and since inception periods ended December 31, 2025.

The Board reviewed the Composite’s portfolio gross returns and portfolio net returns compared to the total returns its Benchmark Index (Russell 3000 Value Index ) . In this regard, the Board noted that the Composite’s gross returns outperformed its Benchmark Index for all periods, the Composite’s net returns outperformed its Benchmark Index for the one-, three, five, and since inception periods and underperformed for the ten-year period. The Board noted that the Fund would have a different investment adviser and portfolio manager than the Olstein All Cap Value Fund (the “Olstein ACV Fund”) and would not be adopting the track record of the Olstein ACV Fund, and therefore the Board did not consider the historical performance of the Olstein ACV Fund.

Advisory Fees and Fund Expenses. The Board reviewed the Fund’s proposed contractual advisory fee and estimated net and gross expense ratio. The Board noted that Easterly has contractually agreed to waive fees and/or limit expenses of the Fund for at least one year from the closing of the reorganization of the Olstein ACV Fund into the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that the Fund’s proposed contractual advisory fee and estimated net expense ratio was lower than the Olstein ACV Fund. The Board noted that the proposed contractual management fee and estimated total net expenses for Class I shares of the Fund were above the median contractual management fee and total net expenses of the funds in a peer universe (which is comprised of the funds in the Fund’ expected Morningstar category). The Board considered information on the fees charged by Easterly to other similarly managed client accounts and noted management’s explanation for differences. The Board discussed the level of work involved in Easterly’s proposed management of the Fund and the other services that the Easterly would provide to the Fund.

EASTERLY SNOW ALL CAP VAUE FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

In light of the nature, quality and extent of services Easterly proposes to provide, the Board concluded that the Fund’s proposed advisory fee was fair and reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of investors. The Board noted that the Fund may benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

Profitability. The Board noted that the Fund had not yet commenced operations and that it would evaluate the financial results from Easterly’s relationship with the Fund at the first renewal of the Investment Management Agreement.

Fallout Benefits. Because of its relationship with the Fund, Easterly and its affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by the Easterly as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation to be paid under the Investment Management Agreement for the Fund is fair and reasonable, and that the Investment Management Agreement be approved for an initial two-year term.

How to Obtain Proxy Voting Information
Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-833-999-2636 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings
Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Included under Item 7

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

James Alpha Funds Trust

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer
Date: 9/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer
Date: 9/4/2026

By	/s/ Michael Montague
Michael Montague
Principal Financial Officer
Date: 9/4/2026